Document and Entity Information	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	Allied Esports Entertainment, Inc.
Entity Central Index Key	0001708341
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity ExTransition Period	false
Entity Incorporation State Country Code	DE